ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accrued payroll and welfare	$ 6,526,287	$ 4,320,005
Accrued professional fees	187,027	368,753
Other tax payables	364,223	4,203,074
Interest payable	297,776	322,962
Others	2,042,389	1,606,991
Total	$ 9,417,702	$ 10,821,785